                                                                      Prospectus

                                                                  CLASS K SHARES

                                                                   July 31, 2001



[LOGO] MUNDERFUNDS
       BE FOCUSED



                                             The Munder Institutional Government
                                                               Money Market Fund



                As with all mutual funds, the Securities and Exchange Commission does not guarantee that the information in this prospectus is accurate or complete, nor has it approved or disapproved these securities. It is a criminal offense to state otherwise.

Table Of Contents

  2  Risk/Return Summary
  3  Fees and Expenses

  4  More About The Fund
  4  Principal Investment Strategies And Risks
  4  Other Investment Strategies And Risks

  6  Your Investment
  6  How To Reach The Fund
  6  Purchasing Shares
  6  Redeeming Shares
  6  Additional Policies For Purchases And Redemptions
  7  Service Agents

  8  Pricing of Fund Shares

  8  Distributions

  9  Federal Tax Considerations
  9  Taxes On Distributions
  9  Taxes On Sales
  9  Other Considerations

 10  Management
 10  Investment Advisor

Back Cover For Additional Information

Risk/Return Summary
--------------------------------------------------------------------------------
This Risk/Return Summary briefly describes the goal and principal investment strategies of the Fund and the principal risks of investing in the Fund. For further information on these and the Fund's other investment strategies and risks, please read the section entitled "More About The Fund".

Unless otherwise noted, the goal of the Fund is non-fundamental and may be changed by the Fund's Board of Directors without shareholder approval.

Government Money Market Fund

Goal

The Fund's goal is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal.

Principal Investment Strategies

The Fund invests in U.S. dollar- denominated money market instruments issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and enters into repurchase agreements fully collateralized by U.S. Government securities.

The Fund's investments may include variable and floating rate securities.

Principal Risks

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund is subject to the following principal investment risk:

 . Interest Rate Risk. An increase in prevailing interest rates will cause fixed income securities held by the Fund to decline in value. Longer term bonds are generally more sensitive to interest rate changes than shorter term bonds. Generally, the longer the average maturity of the bonds held by the Fund, the more the Fund's share price will fluctuate in response to interest rate changes.

Performance

As of the date of this prospectus, the Fund has not commenced operations and, therefore, does not have annual returns for a full calendar year. For this reason, a bar chart and performance table showing performance information and information on the Fund's best and worst calendar quarters is not provided in this prospectus.

You may call 1-800-438-5789 to obtain the Fund's current 7-day yield. Please specify the Institutional Government Money Market Fund when requesting yield information.

Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy and hold Class K shares of the Fund. Please note the following information does not include fees that institutions may charge for services they provide to you.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchase............................ None
Maximum Deferred Sales Charge (Load)....................................... None
Sales Charge (Load) Imposed on Reinvested Dividends........................ None
Redemption Fees............................................................ None
Exchange Fees.............................................................. None

Annual Fund Operating Expenses                                       Government
(expenses that are paid from Fund assets)                           Money Market
as a % of net assets                                                    Fund
-----------------------------------------                           ------------
Management Fees (1)................................................     0.20%
Other Expenses
  Shareholder Servicing Fee........................................     0.25%
  Other Operating Expenses (2).....................................     0.09%
                                                                       -----
  Total Other Expenses.............................................     0.34%
                                                                       -----
Total Annual Fund Operating Expenses...............................     0.54%
                                                                       =====
Less Fee Waiver (1)................................................    (0.08)%
                                                                       -----
Net Expenses.......................................................     0.46%
                                                                       =====

--------
(1) The advisor has contractually agreed to reduce the management fees for the Fund to 0.12% through April 30, 2002, or the effective date of the Fund's next annual registration statement update, whichever is sooner.
(2) Other operating expenses are based on estimated amounts for the current fiscal year. The advisor has voluntarily agreed to reimburse operating expenses to keep the Fund's other expenses at a specified level. The advisor may estimate all or part the expense reimbursement at any time. Because of the expense reimbursement and the contractual management fee waiver, Other Expenses and Total Annual Fund Operating Expenses for the Fund for the current fiscal year are expected to be 0.00% and 0.37%, respectively.

Example
This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table above and that all dividends and distributions are reinvested. Although your actual costs and the return on your investment may be higher or lower, based on these assumptions your costs would be:

                                                                  1 Year 3 Years
                                                                  ------ -------
Government Money Market Fund.....................................  $55    $174

More About The Fund
--------------------------------------------------------------------------------

The Fund's principal strategies and risks are summarized above in the section entitled Risk/Return Summary--Government Money Market Fund. Below is further information about the Fund's principal investments. The Fund may also use strategies and invest in securities described in the Statement of Additional Information.

The Fund has specific investment policies and procedures designed to maintain a constant $1.00 net asset value per share. The Fund complies with rules of the Securities and Exchange Commission, which impose certain liquidity, maturity and diversification requirements. The Fund's investments must have remaining maturities of 397 days or less and the average maturity of the Fund's investments must be 90 days or less.

Principal Investment Strategies And Risks

Money Market Securities. The Fund invests in money market securities, which are high quality, short-term debt securities that pay a fixed, variable or floating rate of interest. Securities are often specifically structured so that they are eligible investments for a money market fund. For example, in order to satisfy the maturity restrictions for a money market fund, some money market securities have demand or put features which have the effect of shortening the security's maturity.


U.S. Government Securities. The Fund invests in U.S. Government securities, which are high-quality securities issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. Government. U.S. Government securities may be backed by the full faith and credit of the U.S. Treasury, the right to borrow from the U.S. Treasury, or the agency or instrumentality issuing or guaranteeing the security.

Repurchase Agreements. The Fund may buy securities with the understanding that the seller will buy them back with interest at a later date. If the seller is unable to honor its commitment to repurchase the securities, the Fund could lose money.

Variable and Floating Rate Securities. Variable and floating rate securities have interest rates that are periodically adjusted either at set intervals or that float at a margin above a generally recognized index rate. These securities exhibit greater price variations than fixed-rate securities.

Other Investment Strategies And Risks

Zero Coupon Bonds. These are securities issued at a discount from their face value because interest payments are typically postponed until maturity. The market prices of zero coupon bonds generally are more volatile than the market prices of interest-bearing securities and are likely to respond to a greater degree to changes in interest rates than interest-bearing securities having similar maturities and credit quality. The Fund's investments in zero coupon bonds may require the Fund to sell some of its portfolio securities to generate sufficient cash to satisfy certain income distribution requirements.

Stripped Securities. These securities are issued by the U.S. Government (or agency or instrumentality). They entitle the holder to receive either interest payments or principal payments that have been "stripped" from a debt obligation. These obligations include participations in trusts that hold U.S. Treasury or agency securities. Stripped securities are very sensitive to changes in interest rates and to the rate of principal repayments.

Securities Lending. The Fund may seek additional income by lending portfolio securities to qualified institutions. By reinvesting any cash collateral it receives in these transactions, the Fund could realize additional gains or losses. If the borrower fails to return the securities and the invested collateral has declined in value, the Fund could lose money.

When-Issued Securities, Delayed Delivery Transactions and Forward
Commitments. A purchase of "when-issued" securities refers to a transaction made conditionally because the securities, although authorized, have not yet been issued. A delayed delivery or forward commitment transaction involves a contract to purchase or sell securities for a fixed price at a future date beyond the customary settlement period. Purchasing or selling securities on a when-issued, delayed delivery or forward commitment basis involved the risk that the value of the securities may change by the time they are actually issued or delivered. These transactions also involve the risk that the seller may fail to deliver the security or cash on the settlement date.

Borrowing and Reverse Repurchase Agreements. The Fund can borrow money from banks and enter into reverse repurchase agreements with banks and other financial institutions. Reverse repurchase agreements involve the sale of securities held by the Fund subject to the Fund's agreement to repurchase them at a mutually agreed upon date and price (including interest). The Fund may borrow money in an amount up to 5% of its assets for temporary emergency purposes and in an amount up to 33 1/3% of its assets to meet redemptions. Borrowings and reverse repurchase agreements by the Fund may involve leveraging. If the securities held by the Fund decline in value while these transactions are outstanding, the Fund's net asset value will decline in value by proportionately more than the decline in the value of the securities. In addition, reverse repurchase agreements involve the risks that the interest income earned by the Fund (from the investment of the proceeds) will be less than the interest expense of the transaction, that the market value of the securities sold by the Fund will decline below the price of the Fund is obligated to pay to repurchase the securities, and that the securities may not be returned to the Fund.

Your Investment
--------------------------------------------------------------------------------
This section describes how to do business with the Fund.

How To Reach The Fund

By telephone: 1-800-438-5789
           Call for shareholder services.

By mail: The Munder Funds
           c/o PFPC
           P.O. Box 9701
           Providence, RI 02940

By overnight
           The Munder Funds
delivery:  c/o PFPC
           4400 Computer Drive
           Westborough, MA 01581

Purchasing Shares

Who May Purchase Shares
Customers (and their immediate family members) of banks and other financial institutions that have entered into agreements with us to provide shareholder services for customers may purchase Class K Shares. Customers may include individuals, trusts, partnerships and corporations. The Fund also issues other classes of shares, which have different sales charges, expense levels and performance. Call (800) 438-5789 to obtain more information concerning the Fund's other classes of shares.

Purchase Price of Shares
Class K shares of the Fund are sold at the net asset value (NAV) next determined after a purchase order is received in proper form.

Policies for Purchasing Shares
 . All share purchases are effected through a customer's account at a financial institution. Confirmations of share purchases will be sent to the financial institution involved.

 . Financial institutions (or their nominees) will normally be the holders of record of Fund shares acting on behalf of their customers, and will reflect their customers' beneficial ownership of shares in the account statements provided by them to their customers.

 . Purchase orders must be received by the Fund's distributor, the transfer agent or authorized dealer before the close of regular trading on the New York Stock Exchange (NYSE) (normally, 4:00 p.m. Eastern time). Purchase orders received after that time will be accepted as of the next business day.

 . If your purchase order and payment for the Fund is received in proper form before 2:45 p.m. (Eastern time), you will receive dividends for that day.

Method for Purchasing Shares
You may purchase shares through selected banks or other financial institutions.

Redeeming Shares

Redemption Price
We will redeem shares at the NAV next determined after we receive the redemption request in proper form.

Policies for Redeeming Shares
 . Shares held by an institution on behalf of its customers must be redeemed in accordance with instructions and limitations pertaining to the account at that institution.

 . If we receive a redemption order for the Fund before 2:45 p.m. (Eastern time), we will normally wire payment to the redeeming institution on the same business day. If an order for the Fund is received after 2:45 p.m. (Eastern time), payment is normally wired the next business day.

 . If your redemption order is received in proper form before 2:45 p.m. (Eastern time), you will not receive dividends for that day.

Methods for Redeeming Shares
 . You may redeem shares of the Fund through your bank or other financial institution.

Additional Policies For Purchases And Redemptions

 . We consider purchase or redemption orders to be in "proper form" when all required documents are properly completed, signed and received.

 . The Fund reserves the right to reject any purchase order.

 . At any time, the Fund may change any of its purchase or redemption procedures, and may suspend the sale of its shares.

 . The Fund may delay sending redemption proceeds for up to seven days or longer if permitted by the Securities and Exchange Commission (SEC).

 . To limit the Fund's expenses, we no longer issue share certificates.

 . We will typically send redemption amounts to you within seven business days after you redeem shares. We may hold redemption amounts from the sale of shares you purchased by check until the purchase check has cleared, which may be as long as 15 days.

 . The Fund may temporarily stop redeeming shares if:


 L the NYSE is closed;

 L trading on the NYSE is restricted;

 L an emergency exists and the Fund cannot sell its assets or accurately determine the value of its assets;

 L if the SEC orders the Fund to suspend redemptions.

 . If accepted by the Fund, investors may purchase shares of the Fund with securities that the Fund may hold. The advisor will determine if the securities are consistent with the Fund's objectives and policies. If accepted, the securities will be valued the same way the Fund values portfolio securities it already owns. Call the Fund at (800) 438-5789 for more information.

 . The Fund reserves the right to make payment for redeemed shares wholly or in part by giving the redeeming shareholder portfolio securities. The shareholder may pay transaction costs to dispose of these securities.

 . We record all telephone calls for your protection and take measures to identify the caller. As long as the Fund's transfer agent takes reasonable measures to authenticate telephone requests on an investor's account, neither the Fund, the Fund's distributor nor the transfer agent will be held responsible for any losses resulting from unauthorized transactions.

 . Financial institutions are responsible for transmitting orders and payments for their customers on a timely basis.

Service Agents

Class K shares of the Fund are sold through institutions that have entered into shareholder servicing agreements with the Fund. These agreements are permitted under the Fund's Distribution and Service Plan. Under the agreements, the institutions provide shareholder services to their customers who are record or beneficial owners of Class K shares. In return for providing these services, the institutions are entitled to receive a fee from the Fund at an annual rate of up to 0.25% of the average daily net asset value of the Class K shares owned by their customers. Payments are not tied exclusively to the shareholder expenses actually incurred by the institutions and may exceed service expenses actually incurred.


Please note that Comerica Bank [Imperial Bank], an affiliate of the advisor, receives a fee from the Fund for providing shareholder services to its customers who own shares of the Fund.

In addition, the Fund's service providers, or any of their affiliates may, from time to time, make payments to banks, broker-dealers, financial advisors or other financial institutions for certain services to the Fund and/or its shareholders, including sub-administration, sub-transfer agency and shareholder servicing or for distribution. The Fund's service providers may make such payments out of their own resources and without additional costs to the Fund or its shareholders.

Pricing Of Fund Shares
--------------------------------------------------------------------------------
Distributions
--------------------------------------------------------------------------------
The Fund's NAV is calculated on each day the NYSE is open. NAV is the value of a single share of a Fund. NAV for Class K shares is calculated by (1) taking the current market value of the Fund's total assets allocated to that class of shares, (2) subtracting the liabilities and expenses charged to that class, and
(3) dividing that amount by the total number of shares of that class outstanding.

The Fund calculates NAV as of 3:00 p.m. (Eastern time) and as of the close of regular trading on the NYSE, normally 4:00 p.m., (Eastern time). In determining the Fund's NAV, securities are valued at amortized cost, which is approximately equal to market value. If the NYSE closes early, the Fund will accelerate its calculation of NAV and transaction deadlines to that time.
As a shareholder, you are entitled to your share of the Fund's net income and gains on its investments. The Fund passes substantially all of its earnings along to its shareholders as distributions. When the Fund earns dividends from stocks and interest from debt securities and distributes these earnings to shareholders, it is called a dividend distribution. The Fund realizes capital gains when it sells securities for a higher price than it paid. When these gains are distributed to shareholders, it is called a capital gain distribution.

Dividend distributions are declared daily and paid monthly.

The Fund distributes its net realized capital gains, if any, at least annually.

It is possible that the Fund may make a distribution in excess of the Fund's earnings and profits. You will treat such a distribution as a return of capital which is applied against and reduces your basis in your shares. You will treat the excess of any such distribution over your basis in your shares as gain from a sale or exchange of the shares.

The Fund will pay distributions in additional shares of that Fund. If you wish to receive distributions in cash, either indicate this request on your account application form or notify the Fund by calling (800) 438-5789.

Federal Tax Considerations
--------------------------------------------------------------------------------
Investments in the Fund may have tax consequences that you should consider.
This section briefly describes some of the more common federal tax consequences. A more detailed discussion about the tax treatment of distributions from the Fund and about other potential tax liabilities, including backup withholding for certain taxpayers and about tax aspects of dispositions of shares of the Fund, is contained in the Statement of Additional Information. You should consult your tax advisor about your own particular tax situation.

Taxes On Distributions

You will generally have to pay federal income tax on all Fund distributions. Distributions will be taxed in the same manner whether you receive the distributions in cash or in additional shares of the Fund. Shareholders not subject to tax on their income, generally will not be required to pay any tax on distributions.

Distributions that are derived from net long-term capital gains generally will be taxed as long-term capital gains. Dividend distributions and short-term capital gains generally will be taxed as ordinary income. The tax you pay on a given capital gains distribution generally depends on how long the Fund held the portfolio securities it sold. It does not depend on how long you held your Fund shares.

Distributions are generally taxable to you in the tax year in which they are paid, with one exception: distributions declared in October, November or December, but not paid until January of the following year, are taxed as though they were paid on December 31 in the year in which they were declared.

Shareholders generally are required to report all Fund distributions on their federal income tax returns. Each year the Fund will send you information detailing the amount of ordinary income and capital gains paid to you for the previous year.

Taxes On Sales

If you sell shares of the Fund, you generally will be subject to tax on any taxable gain. Your taxable gain is computed by subtracting your tax basis in the shares from the redemption proceeds. Because your tax basis depends on the original purchase price and on the price at which any dividends may have been reinvested, you should be sure to keep account statements so that you or your tax preparer will be able to determine whether a sale will result in a taxable gain.

Other Considerations

If you buy shares of the Fund just before the Fund makes any distribution, you will pay the full price for the shares and then receive back a portion of the money you have just invested in the form of a taxable distribution.

If you have not provided complete, correct taxpayer information by law, the Fund must withhold a portion of your distributions and redemption proceeds to pay federal income taxes.

Management
--------------------------------------------------------------------------------
Investment Advisor

Munder Capital Management ("MCM"), 480 Pierce Street, Birmingham, Michigan 48009 is the investment advisor of the Fund. As of June 30, 2001, MCM and its subsidiary affiliate had approximately $37.8 billion in assets under management, of which $23.1 billion were invested in equity securities, $7.1 billion were invested in money market or other short-term instruments, $5.9 billion were invested in other fixed income securities, and $1.7 billion were invested in balanced investments.

The advisor provides overall investment management for the Fund; provides research and credit analysis and is responsible for all purchases and sales of portfolio securities.

MCM is entitled to receive an annual fee equal to 0.20% of the average daily net assets of the Fund. MCM has contractually agreed to waive a portion of its fee for the Fund. Please see the section entitled "Fees and Expenses."

More information about the Fund is available free upon request, including the following:

ANNUAL/SEMI-ANNUAL REPORTS

You will receive unaudited semi-annual reports and audited annual reports on a regular basis from the Fund. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. In addition, you will also receive updated prospectuses or supplements to this prospectus.

STATEMENT OF ADDITIONAL INFORMATION

Provides more details about the Fund and its policies. A current Statement of Additional Information is on file with the Securities and Exchange Commission and is incorporated by reference (is legally considered part of this prospectus).




To Obtain Information:

BY TELEPHONE
Call 1-800-438-5789

BY MAIL
Write to:
The Munder Funds
c/o PFPC
P.O. Box 9701
Providence, RI 02940-9701

BY OVERNIGHT DELIVERY TO:
The Munder Funds
c/o PFPC
4400 Computer Drive
Westborough, MA 01581

ON THE INTERNET
Text only versions of fund documents can be viewed online or dowloaded from:

          SECURITIES AND EXCHANGE COMMISSION
          http://www.sec.gov


You can also obtain copies by visiting the Securities and Exchange Commission Public Reference Room in Washington, D.C. (phone 1-202-942-8090) or by sending your request and a duplicating fee to the Securities and Exchange Commission's Public Reference Section, Washington, D.C. 20549-0102. You may also obtain information, after paying a duplicating fee, by electronic request at: publicinfo@sec.gov

You may also find more information about the Funds on the Internet at: http://www.munderfunds.com. This website is not considered part of the
                                            ---
prospectus.

PROGVTMNYK801
Sec File Number: 811-4038

                                                                      Prospectus

                                                                  CLASS Y SHARES

                                                                   July 31, 2001


[LOGO]  MUNDERFUNDS
        BE FOCUSED
                                             The Munder Institutional Government
                                                               Money Market Fund








                As with all mutual funds, the Securities and Exchange Commission does not guarantee that the information in this prospectus is accurate or complete, nor has it approved or disapproved these securities. It is a criminal offense to state otherwise.

Table Of Contents



  2  Risk/Return Summary
  3  Fees and Expenses

  4  More About The Fund
  4  Principal Investment Strategies and Risks
  4  Other Investment Strategies and Risks

  6  Your Investment
  6  How To Reach The Fund
  6  Purchasing Shares
  7  Redeeming Shares
  7  Additional Policies For Purchases and Redemptions
  8  Other Information

  9  Pricing of Fund Shares

  9  Distributions

 10  Federal Tax Considerations
 10  Taxes On Distributions
 10  Taxes On Sales
 10  Other Considerations

 11  Management
 11  Investment Advisor



Back Cover For Additional Information

Risk/Return Summary
--------------------------------------------------------------------------------

This Risk/Return Summary briefly describes the goal and principal investment strategies of the Fund and the principal risks of investing in the Fund. For further information on these and the Fund's other investment strategies and risks, please read the section entitled "More About The Fund".

Unless otherwise noted, the goal of the Fund is non-fundamental and may be changed by the Fund's Board of Directors without shareholder approval.

Government Money Market Fund

Goal

The Fund's goal is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal.

Principal Investment Strategies

The Fund invests in U.S. dollar-denominated money market instruments issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and enters into repurchase agreements fully collateralized by U.S. Government securities.

The Fund's investments may include variable and floating rate securities.

Principal Risks

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund is subject to the following principal investment risk:

 . Interest Rate Risk. An increase in prevailing interest rates will cause fixed income securities held by the Fund to decline in value. Longer term bonds are generally more sensitive to interest rate changes than shorter term bonds. Generally, the longer the average maturity of the bonds held by the Fund, the more the Fund's share price will fluctuate in response to interest rate changes.

Performance

As of the date of this prospectus, the Fund has not commenced operations and, therefore, does not have annual returns for a full calendar year. For this reason, a bar chart and performance table showing performance information and information on the Fund's best and worst calendar quarters is not provided in this prospectus.

You may call 1-800-438-5789 to obtain the Fund's current 7-day yield. Please specify the Institutional Government Money Market Fund when requesting yield information.

Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy and hold Class Y shares of the Fund. Please note the following information does not include fees that institutions may charge for services they provide to you.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchase............................ None
Maximum Deferred Sales Charge (Load)....................................... None
Sales Charge (Load) Imposed on Reinvested Dividends........................ None
Redemption Fees............................................................ None
Exchange Fees.............................................................. None

Annual Fund Operating Expenses                                       Government
(expenses that are paid from Fund assets)                           Money Market
as a % of net assets                                                    Fund
-----------------------------------------                           ------------
Management Fees (1)................................................     0.20%
Other Expenses (2).................................................     0.09%
                                                                       -----
Total Annual Fund Operating Expenses...............................     0.29%
                                                                       -----
Less Fee Waiver (1)................................................    (0.08)%
                                                                       -----
Net Expenses.......................................................     0.21%
                                                                       =====

--------
(1) The advisor has contractually agreed to reduce the management fees for the Fund to 0.12% through April 30, 2002, or the effective date of the Fund's next annual registration statement update, whichever is sooner.
(2) Other operating expenses are based on estimated amounts for the current fiscal year. The advisor has voluntarily agreed to reimburse operating expenses to keep the Fund's other expenses at a specified level. The advisor may eliminate all or part of the expense reimbursement at any time. Because of the expense reimbursement and the contractual management fee waiver, Other Expenses and Total Annual Fund Operating Expenses for the Fund for the current fiscal year are expected to be 0.00% and 0.12%, respectively.

Example

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table above and that all dividends and distributions are reinvested. Although your actual costs and the return on your investment may be higher or lower, based on these assumptions your costs would be:

                                                                  1 Year 3 Years
                                                                  ------ -------
Government Money Market Fund.....................................  $30     $93

More About The Fund
--------------------------------------------------------------------------------

The Fund's principal strategies and risks are summarized above in the section entitled Risk/Return Summary-Government Money Market Fund. Below is further information about the Fund's principal investments. The Fund may also use strategies and invest in securities described in the Statement of Additional Information.

The Fund has specific investment policies and procedures designed to maintain a constant $1.00 net asset value per share. The Fund complies with rules of the Securities and Exchange Commission, which impose certain liquidity, maturity and diversification requirements. The Fund's investments must have remaining maturities of 397 days or less and the average maturity of the Fund's investments must be 90 days or less.

Principal Investment Strategies And Risks

Money Market Securities. The Fund invests in money market securities, which are high quality, short-term debt securities that pay a fixed, variable or floating rate of interest. Securities are often specifically structured so that they are eligible investments for a money market fund. For example, in order to satisfy the maturity restrictions for a money market fund, some money market securities have demand or put features which have the effect of shortening the security's maturity.


U.S. Government Securities. The Fund invests in U.S. Government securities, which are high-quality securities issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. Government. U.S. Government securities may be backed by the full faith and credit of the U.S. Treasury, the right to borrow from the U.S. Treasury, or the agency or instrumentality issuing or guaranteeing the security.

Repurchase Agreements. The Fund may buy securities with the understanding that the seller will buy them back with interest at a later date. If the seller is unable to honor its commitment to repurchase the securities, the Fund could lose money.


Variable and Floating Rate Securities. Variable and floating rate securities have interest rates that are periodically adjusted either at set intervals or that float at a margin above a generally recognized index rate. These securities exhibit greater price variations than fixed-rate securities.

Other Investment Strategies And Risks

Zero Coupon Bonds. These are securities issued at a discount from their face value because interest payments are typically postponed until maturity. The market prices of zero coupon bonds generally are more volatile than the market prices of interest-bearing securities and are likely to respond to a greater degree to changes in interest rates than interest-bearing securities having similar maturities and credit quality. The Fund's investments in zero coupon bonds may require the Fund to sell some of its portfolio securities to generate sufficient cash to satisfy certain income distribution requirements.

Stripped Securities. These securities are issued by the U.S. Government (or agency or instrumentality). They entitle the holder to receive either interest payments or principal payments that have been "stripped" from a debt obligation. These obligations include participations in trusts that hold U.S. Treasury or agency securities. Stripped securities are very sensitive to changes in interest rates and to the rate of principal repayments.

Securities Lending. The Fund may seek additional income by lending portfolio securities to qualified institutions. By reinvesting any cash collateral it receives in these transactions, the Fund could realize additional gains or losses. If the borrower fails to return the securities and the invested collateral has declined in value, the Fund could lose money.

When-Issued Securities, Delayed Delivery Transactions and Forward
Commitments. A purchase of "when-issued" securities refers to a transaction made conditionally because the securities, although authorized, have not yet been issued. A delayed delivery or forward commitment transaction involves a contract to purchase or sell securities for a fixed price at a future date beyond the customary settlement period. Purchasing or selling securities on a when-issued, delayed delivery or forward commitment basis involved the risk that the value of the securities may change by the time they are actually issued or delivered. These transactions also involve the risk that the seller may fail to deliver the security or cash on the settlement date.

Borrowing and Reverse Repurchase Agreements. The Fund can borrow money from banks and enter into reverse repurchase agreements with banks and other financial institutions. Reverse repurchase agreements involve the sale of securities held by the Fund subject to the Fund's agreement to repurchase them at a mutually agreed upon date and price (including interest). The Fund may borrow money in an amount up to 5% of its assets for temporary emergency purposes and in an amount up to 33 1/3% of its assets to meet redemptions. Borrowings and reverse repurchase agreements by the Fund may involve leveraging. If the securities held by the Fund decline in value while these transactions are outstanding, the Fund's net asset value will decline in value by proportionately more than the decline in the value of the securities. In addition, reverse repurchase agreements involve the risks that the interest income earned by the Fund (from the investment of the proceeds) will be less than the interest expense of the transaction, that the market value of the securities sold by the Fund will decline below the price of the Fund is obligated to pay to repurchase the securities, and that the securities may not be returned to the Fund.

Your Investment
--------------------------------------------------------------------------------

This section describes how to do business with the Fund.

How To Reach The Fund

By telephone:
           1-800-438-5789
           Call for shareholder services.

By mail:   The Munder Funds
           c/o PFPC
           P.O. Box 9701
           Providence, RI 02940

By overnight delivery:
           The Munder Funds
           c/o PFPC
           4400 Computer Drive
           Westborough, MA 01581

Purchasing Shares

Who May Purchase Shares
The following persons may purchase shares of the Fund:

 . fiduciary and discretionary accounts of institutions;

 . high net worth individuals approved by the advisor;

 . institutional investors (including: banks, savings institutions; credit unions and other financial institutions; corporations; foundations; partnerships; pension and profit sharing; employee benefit plans and trusts and insurance companies; investment companies; investment advisors; broker-dealers and other financial advisors acting for their own accounts or for the accounts of their clients);

 . directors, trustees, officers and employees of the Munder Funds, the advisor or the Fund's distributor;

 . the advisor's investment advisory clients;

 . family members of employees of the advisor.

Purchase Price of Shares
Class Y shares of the Fund are sold at the net asset value per share (NAV) next determined after a purchase order is received in proper form.

Brokers-dealers or financial advisors (other than the Fund's distributor) may charge you a fee for shares you purchase through them.

Policies for Purchasing Shares

Minimum Initial Investment
The minimum initial investment for the Fund is $1,000,000. There is no minimum for additional investments.

Timing of Orders
 . Purchase orders must be received by the Fund's distributor, transfer agent or authorized dealer before the close of regular trading on the New York Stock Exchange (NYSE) (normally, 4:00 p.m. Eastern time). Purchase orders received after that time will be accepted on the next business day.

 . If your purchase order and payment for the Fund is received in proper form before 2:45 p.m. (Eastern time), you will receive dividends for that day.

Methods for Purchasing Shares
You may purchase Class Y shares through the Fund's transfer agent, through the Fund's distributor or through arrangements with a broker-dealer, financial advisor or other financial institution.

 . Through a Financial Institution. You may purchase shares through a broker-dealer, financial advisor or other financial institution through procedures established with that institution. Confirmations of share purchases will be sent to the institution.

 . By Mail. You may open an account directly through the Fund's transfer agent by completing, signing and mailing an account application form and a check or other negotiable bank draft (payable to The Munder Funds) to: The Munder Funds, c/o PFPC, P.O. Box 9701, Providence, RI 02940, or by overnight delivery to The Munder Funds, c/o PFPC, 4400 Computer Drive, Westborough, MA 01581. You can obtain an account application form by calling (800) 438-5789. For additional investments, send a letter identifying the Fund and share class you wish to purchase, your name and your account number with a check to the address listed above. We reserve the right to refuse any payment such as temporary checks, credit cards or third-party checks.

 . By Wire. To open a new account, you should call the Fund at (800) 438-5789 to obtain an account number and complete wire instructions prior to wiring any funds. Within seven days of purchase, you must send a completed account application form containing your certified taxpayer identification number to the Fund's transfer agent at The Munder Funds, c/o PFPC, P.O. Box 9701, Providence, RI 02940, or by overnight delivery, to The Munder Funds, c/o
  PFPC, 4400 Computer Drive, Westborough, MA 01581. Wire instructions must state the Fund name, share class, your registered name and your account number. Your bank wire should be sent through the Federal Reserve Bank Wire System to:

  Boston Safe Deposit and Trust Company
  Boston, MA
  ABA# 011001234
  DDA# 16-798-3
  Account No.:

You may make additional investments at any time using the wire procedures described above. Note that banks may charge fees for transmitting wires.

Redeeming Shares

Redemption Price
We will redeem shares at the NAV next determined after we receive the request in proper form.

Policies for Redeeming Shares
 . Shares held by an institution on behalf of its customers must be redeemed in accordance with instructions and limitations pertaining to the account at that institution.

 . If we receive a redemption order for the Fund before 2:45 p.m. (Eastern time), we will normally wire payment to the redeeming institution on the same business day. If an order for the Fund is received after 2:45 p.m. (Eastern time), payment is normally wired the next business day.


 . If your redemption order is received in proper form before 2:45 p.m. (Eastern time), you will not receive dividends for that day.


Methods for Redeeming Shares
 . You may redeem shares of the Fund through your broker-dealer or financial institution.

Additional Policies For Purchases And Redemptions

 . We consider requests to be in "proper form" when all required documents are properly completed, signed and received.

 . The Fund reserves the right to reject any purchase order.

 . At any time, the Fund may change any of its purchase or redemption procedures, and may suspend the sale of its shares.

 . The Fund may delay sending redemption proceeds for up to seven days, or longer if permitted by the Securities and Exchange Commission (SEC).

 . To limit Fund expenses, we no longer issue share certificates.

 . The Fund may temporarily stop redeeming shares if:

 L the NYSE is closed;

 L trading on the NYSE is restricted;

 L an emergency exists and a Fund cannot sell its assets or accurately determine the value of its assets; or

 L the SEC orders the Fund to suspend redemptions.


 . If accepted by the Fund, investors may purchase shares of the Fund with securities that the Fund may hold. The advisor will determine if the securities are consistent with the Fund's objectives and policies. If accepted, the securities will be valued the same way the Fund values portfolio securities it already owns. Call the Fund at (800) 438-5789 for more information.

 . The Fund reserves the right to make payment for redeemed shares wholly or in part by giving the redeeming shareholder portfolio securities. The shareholder may pay transaction costs to dispose of these securities.

 . We record all telephone calls for your protection and take measures to identify the caller. As long as the Fund's transfer agent takes reasonable measures to authenticate telephone requests on an investor's account, neither the Fund, the Fund's distributor nor the transfer agent will be held responsible for unauthorized transactions.

 . If you purchased shares directly through the Fund's transfer agent, the transfer agent will send you confirmations of the opening of an account and of all subsequent purchases, exchanges or redemptions in the account. Confirmations of transactions effected through an institution will be sent to the institution.

 . Financial institutions are responsible for transmitting orders and payments for their customers on a timely basis.

Other Information

The Fund's service providers, or any of their affiliates may, from time to time, make payments to banks, broker-dealers, financial advisors or other financial institutions for certain services to the Fund and/or its shareholders, including sub-administration, sub-transfer agency and shareholder servicing or for distribution. The Fund's service providers may make such payments out of their own resources and without additional costs to the Fund or its shareholders.

Pricing Of Fund Shares
--------------------------------------------------------------------------------
Distributions
--------------------------------------------------------------------------------

The Fund's NAV is calculated on each day the NYSE is open. NAV is the value of a single share of a Fund. NAV for Class Y shares is calculated by (1) taking the current market value of the Fund's total assets allocated to that class of shares, (2) subtracting the liabilities and expenses charged to that class, and
(3) dividing that amount by the total number of shares of that class outstanding.

The Fund calculates NAV as of 3:00 p.m. (Eastern time) and as of the close of regular trading on the NYSE, normally 4:00 p.m., (Eastern time). In determining the Fund's NAV, securities are valued at amortized cost, which is approximately equal to market value. If the NYSE closes early, the Fund will accelerate its calculation of NAV and transaction deadlines to that time.

As a shareholder, you are entitled to your share of the Fund's net income and gains on its investments. The Fund passes substantially all of its earnings along to its shareholders as distributions. When the Fund earns dividends from stocks and interest from debt securities and distributes these earnings to shareholders, it is called a dividend distribution. The Fund realizes capital gains when it sells securities for a higher price than it paid. When these gains are distributed to shareholders, it is called a capital gain distribution.

Dividend distributions are declared daily and paid monthly.

The Fund distributes its net realized capital gains, if any, at least annually.

It is possible that the Fund may make a distribution in excess of the Fund's earnings and profits. You will treat such a distribution as a return of capital which is applied against and reduces your basis in your shares. You will treat the excess of any such distribution over your basis in your shares as gain from a sale or exchange of the shares.

The Fund will pay distributions in additional shares of that Fund. If you wish to receive distributions in cash, either indicate this request on your account application form or notify the Fund by calling (800) 438-5789.

Federal Tax Considerations
--------------------------------------------------------------------------------

Investments in the Fund may have tax consequences that you should consider. This section briefly describes some of the more common federal tax consequences. A more detailed discussion about the tax treatment of distributions from the Fund and about other potential tax liabilities, including backup withholding for certain taxpayers and about tax aspects of dispositions of shares of the Fund, is contained in the Statement of Additional Information. You should consult your tax advisor about your own particular tax situation.

Taxes On Distributions

You will generally have to pay federal income tax on all Fund distributions. Distributions will be taxed in the same manner whether you receive the distributions in cash or in additional shares of the Fund. Shareholders not subject to tax on their income, generally will not be required to pay any tax on distributions.

Distributions that are derived from net long-term capital gains generally will be taxed as long-term capital gains. Dividend distributions and short-term capital gains generally will be taxed as ordinary income. The tax you pay on a given capital gains distribution generally depends on how long the Fund held the portfolio securities it sold. It does not depend on how long you held your Fund shares.

Distributions are generally taxable to you in the tax year in which they are paid, with one exception: distributions declared in October, November or December, but not paid until January of the following year, are taxed as though they were paid on December 31 in the year in which they were declared.

Shareholders generally are required to report all Fund distributions on their federal income tax returns. Each year the Fund will send you information detailing the amount of ordinary income and capital gains paid to you for the previous year.

Taxes On Sales

If you sell shares of the Fund, you generally will be subject to tax on any taxable gain. Your taxable gain is computed by subtracting your tax basis in the shares from the redemption proceeds. Because your tax basis depends on the original purchase price and on the price at which any dividends may have been reinvested, you should be sure to keep account statements so that you or your tax preparer will be able to determine whether a sale will result in a taxable gain.

Other Considerations

If you buy shares of the Fund just before the Fund makes any distribution, you will pay the full price for the shares and then receive back a portion of the money you have just invested in the form of a taxable distribution.

If you have not provided complete, correct taxpayer information by law, the Fund must withhold a portion of your distributions and redemption proceeds to pay federal income taxes.

Management
--------------------------------------------------------------------------------

Investment Advisor

Munder Capital Management ("MCM"), 480 Pierce Street, Birmingham, Michigan 48009 is the investment advisor of the Fund. As of June 30, 2001, MCM and its subsidiary affiliate had approximately $37.8 billion in assets under management, of which $23.1 billion were invested in equity securities, $7.1 billion were invested in money market or other short-term instruments, $5.9 billion were invested in other fixed income securities, and $1.7 billion were invested in balanced investments.

The advisor provides overall investment management for the Fund; provides research and credit analysis and is responsible for all purchases and sales of portfolio securities.

MCM is entitled to receive an annual fee equal to 0.20% of the average daily net assets of the Fund. MCM has contractually agreed to waive a portion of its fee for the Fund. Please see the section entitled "Fees and Expenses."

More information about the Fund is available free upon request, including the following:

ANNUAL/SEMI-ANNUAL REPORTS

You will receive unaudited semi annual reports and audited annual reports on a regular basis from the Fund. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. In addition, you will also receive updated prospectuses or supplements to this prospectus.

STATEMENT OF ADDITIONAL INFORMATION

Provides more details about the Fund and its policies. A current Statement of Additional Information is on file with the Securities and Exchange Commission and is incorporated by reference (is legally considered part of this prospectus).


To Obtain Information:

BY TELEPHONE

Call 1-800-438-5789

BY MAIL

Write to:
The Munder Funds
c/o PFPC
P.O. Box 9701
Providence, RI 02940-9701

BY OVERNIGHT DELIVERY TO:

The Munder Funds
c/o PFPC
4400 Computer Drive
Westborough, MA 01581

ON THE INTERNET

Text-only versions of fund documents can be viewed online or downloaded from:

     SECURITIES AND EXCHANGE COMMISSION

     http://www.sec.gov

You can also obtain copies by visiting the Securities and Exchange Commission's Public Reference Room in Washington, D.C. (phone 1-202-942-8090) or by sending your request and a duplicating fee to the Securities and Exchange Commission's Public Reference Section, Washington, D.C. 20549-0102. You may also obtain information, after paying a duplicating fee, by electronic request at: publicinfo@sec.gov

You may also find more information about the Funds on the Internet at: http://www.munderfunds.com. This website is not considered part of the
                                            ---
prospectus.


PROGVTMNYY801

SEC FILE NUMBER: 811-4038

                                                                      Prospectus

                                                                CLASS Y-2 SHARES

                                                                   July 31, 2001


[LOGO] MUNDERFUNDS
       BE FOCUSED                            The Munder Institutional Government
                                                               Money Market Fund

                                      The Munder Institutional Money Market Fund



                As with all mutual funds, the Securities and Exchange Commission does not guarantee that the information in this prospectus is accurate or complete, nor has it approved or disapproved these securities. It is a criminal offense to state otherwise.

Table Of Contents


  2  Risk/Return Summary
  5  Fees and Expenses

  6  More About The Funds
     Principal Investment Strategies and Risks
     Other Investment Strategies and Risks

  9  Your Investment
  9  How To Reach The Funds
  9  Purchasing Shares
 10  Redeeming Shares
 10  Additional Policies For Purchases and Redemptions

 11  Distribution Arrangements
 11  12b-1 Fees
 11  Other Information

 12  Pricing of Fund Shares

 12  Distributions

 13  Federal Tax Considerations
 13  Taxes On Distributions
 13  Taxes On Sales
 13  Other Considerations

 14  Management
 14  Investment Advisor


Back Cover For Additional Information

Risk/Return Summary
-------------------------------------------------------------------------------
This Risk/Return Summary briefly describes the goals and principal investment strategies of the Funds and the principal risks of investing in the Funds. For further information on these and the Funds' other investment strategies and risks, please read the section entitled "More About The Funds".

Unless otherwise noted, all goals of the Funds are non-fundamental and may be changed by the Funds' Board of Directors without shareholder approval.

Government Money Market Fund

Goal

The Fund's goal is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal.

Principal Investment Strategies

The Fund invests in U.S. dollar- denominated money market instruments issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and enters into repurchase agreements fully collateralized by U.S. Government securities.

The Fund's investments may include variable and floating rate securities.


Principal Risks

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund is subject to the following principal investment risk:

 . Interest Rate Risk. An increase in prevailing interest rates will cause fixed income securities held by the Fund to decline in value. Longer term bonds are generally more sensitive to interest rate changes than shorter term bonds. Generally, the longer the average maturity of the bonds held by the Fund, the more the Fund's share price will fluctuate in response to interest rate changes.

Performance

As of the date of this prospectus, the Fund has not commenced operations and, therefore, does not have annual returns for a full calendar year. For this reason, a bar chart and performance table showing performance information and information on the Fund's best and worst calendar quarters is not provided in this prospectus.

You may call 1-800-438-5789 to obtain the Fund's current 7 day yield. Please specify the Institutional Government Money Market Fund when requesting yield information.

Money Market Fund

Goal

The Fund's goal is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal.

Principal Investment Strategies

The Fund invests in U.S. dollar-denominated money market securities, including U.S. Government securities, bank obligations, commercial paper and repurchase agreements.

The Fund may also invest in guaranteed investment contracts and asset-backed securities, and engage in securities lending.

Principal Risks

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund is subject to the following principal investment risks:

 . Credit (or Default) Risk. An issuer of a security may default on its payment obligations. Also, an issuer may suffer adverse changes in its financial condition that could lower the credit quality of a security, leading to greater volatility in the price of the security and in shares of the Fund. A change in the quality rating of a bond can affect the bond's liquidity and make it more difficult for the Fund to sell.

 . Interest Rate Risk. An increase in prevailing interest rates will cause fixed income securities held by the Fund to decline in value. Longer term bonds are generally more sensitive to interest rate changes than shorter term bonds. Generally, the longer the average maturity of the bonds held by the Fund, the more the Fund's share price will fluctuate in response to interest rate changes.

 . Prepayment Risk. The Fund may experience losses when an issuer exercises its right to pay principal on an obligation held by the Fund (such as a mortgage-backed security) earlier than expected. This may happen during a period of declining interest rates. Under these circumstances, the Fund may be unable to recoup all of its initial investment and will suffer from having to reinvest in lower yielding securities. The loss of higher yielding securities and the reinvestment at lower interest rates can reduce the Fund's income, total return and share price.

Performance

The bar chart and table below give some indication of the risk of an investment in the Fund. The bar chart shows the Fun's performance for each calendar year since inception. The table shows the Fund's average annual total returns for different calendar periods over the life of the Fund.

Because Class Y-2 Shares do not have any performance history, the annual returns in the bar chart, the best quarter and worst quarter returns and the average annual total return chart are those of the Fund's Class Y Shares, which are not offered in this prospectus. Class Y shares are not subject to any distribution or shareholders servicing fees. Class Y-2 Shares are subject to a 1.00% distribution and service fee. Please see the section entitled "Fees and Expenses." Performance for Class Y-2 Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and have the same portfolio management. Because of different fees and expenses, performance of each class will differ.


When you consider this information, please remember the Fund's performance in past years is not necessarily an indication of how the Fund will perform in the future.

Money Market Fund Class Y

Calendar Year Total Return

                                          Average Annual Total Return
                                          (For periods ended December 31,
                                          2000)

                                          ----------------
                                               Since
                                             Inception
                                  1 Year (January 4, 1999)
                                          ----------------
                         Class Y  6.44%        5.79%

                                          You may call 1-800-438-5789 to
                                          obtain the Fund's current 7-day
                                          yield. Please specify the
                                          Institutional Money Market Fund when
                                          requesting yield information.
[BAR CHART]
2000 6.44%

Best and Worst Quarterly Performance
(During the periods shown above)

Best Quarter:                         4th Qtr 2000
              1.67%
Worst Quarter:                        1st Qtr 2000
              1.43%

Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy and hold Class Y-2 shares of the Funds. Please note the following information does not include fees that institutions may charge for services they provide to you.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on
 Purchase................................................................. None
Maximum Deferred Sales Charge (Load)...................................... None
Sales Charge (Load) Imposed on Reinvested Dividends....................... None
Redemption Fees........................................................... None
Exchange Fees............................................................. None

Annual Fund Operating Expenses                          Government
(expenses that are paid from Fund assets)              Money Market Money Market
as a % of net assets                                       Fund         Fund
-----------------------------------------              ------------ ------------
Management Fees (1)...................................     0.20%        0.20%
Distribution and/or Service (12b-1) Fees (2)..........     1.00%        1.00%
Other Expenses (2)....................................     0.09%        0.11%
                                                          -----        -----
Total Annual Fund Operating Expenses..................     1.29%        1.31%
                                                          -----        -----
Less Fee Waiver (1)...................................    (0.08)%      (0.08)%
                                                          -----        -----
Net Expenses..........................................     1.21%        1.23%
                                                          =====        =====

--------
(1) The advisor to the Government Money Market Fund and the Money Market Fund has contractually agreed to reduce the management fee for each Fund from 0.20% to 0.12% through April 30, 2002, or the effective date of the Funds' next annual registration statement update, whichever is sooner.

(2) Other Expenses for the Government Money Market Fund are based on estimated amounts for the current fiscal year. The advisor has voluntarily agreed to reimburse operating expenses to keep the Funds' other expenses at a specified level. The distributor has voluntarily agreed to limit the 12b-1 fees for each of the Funds to 0.445%. The advisor may eliminate all or part of the expense reimbursement and the distributor may eliminate all or part of the 12b-1 fee limitation at any time. Because of the 12b-1 fee limitation, the expense reimbursement and the contractual management fee waiver, Distribution and/or Service (12b-1) Fees, Other Expenses and Total Annual Fund Operating Expenses for each of the Funds for the current fiscal year are expected to be 0.445%, 0.00% and 0.565%, respectively.


Example

This example is intended to help you compare the cost of investing in the Funds to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in a Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that a Fund's operating expenses remain the same as shown in the table above and that all dividends and distributions are reinvested. Although your actual costs and the return on your investment may be higher or lower, based on these assumptions your costs would be:

                                                 1 Year 3 Years 5 Years 10 Years
                                                 ------ ------- ------- --------
Government Money Market Fund....................  $132   $411      --        --
Money Market Fund...............................  $134   $418    $722    $1,587

More About The Funds
--------------------------------------------------------------------------------

The Funds' principal strategies and risks are summarized above in the section entitled Risk/Return Summary. Below is further information about the Funds' principal investments. The Funds may also use strategies and invest in securities described in the Statement of Additional Information.

Each Fund has specific investment policies and procedures designed to maintain a constant $1.00 net asset value per share. Each Fund complies with rules of the Securities and Exchange Commission, which impose certain liquidity, maturity and diversification requirements. A Fund's investments must have remaining maturities of 397 days or less and the average maturity of a Fund's investments must be 90 days or less.

Government Money Market Fund

Principal Investment Strategies And Risks

Money Market Securities. The Fund invests in money market securities, which are high quality, short-term debt securities that pay a fixed, variable or floating rate of interest. Securities are often specifically structured so that they are eligible investments for a money market fund. For example, in order to satisfy the maturity restrictions for a money market fund, some money market securities have demand or put features which have the effect of shortening the security's maturity.


U.S. Government Securities. The Fund invests in U.S. Government securities, which are high-quality securities issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. Government. U.S. Government securities may be backed by the full faith and credit of the U.S. Treasury, the right to borrow from the U.S. Treasury, or the agency or instrumentality issuing or guaranteeing the security.

Repurchase Agreements. The Fund may buy securities with the understanding that the seller will buy them back with interest at a later date. If the seller is unable to honor its commitment to repurchase the securities, the Fund could lose money.

Variable and Floating Rate Securities. Variable and floating rate securities have interest rates that are periodically adjusted either at set intervals or that float at a margin above a generally recognized index rate. These securities exhibit greater price variations than fixed-rate securities.

Other Investment Strategies And Risks

Zero Coupon Bonds. These are securities issued at a discount from their face value because interest payments are typically postponed until maturity. The market prices of zero coupon bonds generally are more volatile than the market prices of interest-bearing securities and are likely to respond to a greater degree to changes in interest rates than interest-bearing securities having similar maturities and credit quality. The Fund's investments in zero coupon bonds may require the Fund to sell some of its portfolio securities to generate sufficient cash to satisfy certain income distribution requirements.

Stripped Securities. These securities are issued by the U.S. Government (or agency or instrumentality). They entitle the holder to receive either interest payments or principal payments that have been "stripped" from a debt obligation. These obligations include participations in trusts that hold U.S. Treasury or agency securities. Stripped securities are very sensitive to changes in interest rates and to the rate of principal repayments.

When-Issued Securities, Delayed Delivery Transactions and Forward Commitments. A purchase of "when-issued" securities refers to a transaction made conditionally because the securities, although authorized, have not yet been issued. A delayed delivery or forward commitment transaction involves a contract to purchase or sell securities for a fixed price at a future date beyond the customary settlement period. Purchasing or selling securities on a when-issued, delayed delivery or forward commitment basis involved the risk that the value of the securities may change by the time they are actually issued or delivered. These transactions also involve the risk that the seller may fail to deliver the security or cash on the settlement date.

Securities Lending. The Fund may seek additional income by lending portfolio securities to qualified institutions. By reinvesting any cash collateral it receives in these transactions, the Fund could realize additional gains or losses. If the borrower fails to return the securities and the invested collateral has declined in value, the Fund could lose money.

Borrowing and Reverse Repurchase Agreements. The Fund can borrow money from banks and enter into reverse repurchase agreements with banks and other financial institutions. Reverse repurchase agreements involve the sale of securities held by the Fund subject to the Fund's agreement to repurchase them at a mutually agreed upon date and price (including interest). The Fund may borrow money in an amount up to 5% of its assets for temporary emergency purposes and in an amount up to 33 1/3% of its assets to meet redemptions. Borrowings and reverse repurchase agreements by the Fund may involve leveraging. If the securities held by the Fund decline in value while these transactions are outstanding, the Fund's net asset value will decline in value by proportionately more than the decline in the value of the securities. In addition, reverse repurchase agreements involve the risks that the interest income earned by the Fund (from the investment of the proceeds) will be less than the interest expense of the transaction, that the market value of the securities sold by the Fund will decline below the price of the Fund is obligated to pay to repurchase the securities, and that the securities may not be returned to the Fund.


Money Market Fund

Principal Investment Strategies And Risks

Money Market Securities. The Fund invests in money market securities, which are high quality, short-term debt securities that pay a fixed, variable or floating rate of interest. Securities are often specifically structured so that they are eligible investments for a money market fund. For example, in order to satisfy the maturity restrictions for a money market fund, some money market securities have demand or put features which have the effect of shortening the security's maturity. Money market securities include certificates of deposit, bankers' acceptances, bank time deposits, notes, commercial paper and U.S. Government securities.


U.S. Government Securities. The Fund invests in U.S. Government securities, which are high-quality securities issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. Government. U.S. Government securities may be backed by the full faith and credit of the U.S. Treasury, the right to borrow from the U.S. Treasury, or the agency or instrumentality issuing or guaranteeing the security.

Repurchase Agreements. The Fund may buy securities with the understanding that the seller will buy them back with interest at a later date. If the seller is unable to honor its commitment to repurchase the securities, the Fund could lose money.

Other Investment Strategies And Risks

Foreign Securities. The Fund may invest in U.S. dollar denominated money market securities of foreign issuers, which include securities issued by foreign companies and foreign governments and their agencies, instrumentalities or political subdivisions and supranational organizations. Investments by the Fund in foreign securities involve risks in addition to those of U.S. securities. Foreign securities are generally more volatile and less liquid than U.S. securities, in part because of higher political and economic risks and because there is less public information available about foreign companies.

Guaranteed Investment Contracts. The Fund invests in guaranteed investment contracts. Guaranteed investment contracts are agreements of the Fund to make payments, generally to an insurance company's general account, in exchange for a minimum level of interest based on an index. Guaranteed investment contracts are considered illiquid investments and are acquired subject to the Fund's limitation on illiquid investments.

Asset-Backed Securities. Subject to applicable maturity and credit criteria, the Fund may purchase securities backed by mortgages, installment sales contracts, credit card receivables or other assets. Mortgage-backed securities carry additional risks. The price and yield of these securities typically assume that the securities will be redeemed at a given time before maturity. When interest rates fall substantially, these securities are generally redeemed early because the underlying mortgages are often prepaid. In that case the Fund would have to reinvest the money at a lower rate. In addition, the price or yield of mortgage-backed securities may fall if they are redeemed later than expected.

Variable and Floating Rate Securities. Variable and floating rate securities have interest rates that are periodically adjusted either at set intervals or that float at a margin above a generally recognized index rate. These securities exhibit greater price variations than fixed-rate securities.

Securities Lending. The Fund may seek additional income by lending portfolio securities to qualified institutions. By reinvesting any cash collateral it receives in these transactions, the Fund could realize additional gains or losses. If the borrower fails to return the securities and the invested collateral has declined in value, the Fund could lose money.

Your Investment
--------------------------------------------------------------------------------

This section describes how to do business with the Funds.

How To Reach The Funds

By telephone:
           1-800-438-5789
           Call for shareholder services.

By mail:   The Munder Funds
           c/o PFPC
           P.O. Box 9701
           Providence, RI 02940

By overnight delivery:
           The Munder Funds
           c/o PFPC
           4400 Computer Drive
           Westborough, MA 01581

Purchasing Shares

Who May Purchase Shares
The following persons may purchase shares of the Funds:

 . fiduciary and discretionary accounts of institutions;

 . high net worth individuals approved by the advisor;

 . institutional investors (including: banks, savings institutions; credit unions and other financial institutions; corporations; foundations; partnerships; pension and profit sharing; employee benefit plans and trusts and insurance companies; investment companies; investment advisors; broker-dealers and other financial advisors acting for their own accounts or for the accounts of their clients);

 . directors, trustees, officers and employees of the Munder Funds, the advisor or the Fund's distributor;

 . the advisor's investment advisory clients;

 . family members of employees of the advisor.

Purchase Price of Shares
Class Y-2 shares of the Funds are sold at the net asset value per share (NAV) next determined after a purchase order is received in proper form.

Brokers-dealers or financial advisors (other than the Funds' distributor) may charge you a fee for shares you purchase through them.

Policies for Purchasing Shares

Minimum Initial Investment
The minimum initial investment for the Funds is $500,000. There is no minimum for additional investments.

Timing of Orders
 . Purchase orders must be received by the Funds' distributor, transfer agent or authorized dealer before the close of regular trading on the New York Stock Exchange (NYSE) (normally, 4:00 p.m. Eastern time). Purchase orders received after that time will be accepted on the next business day.

 . If your purchase order and payment for a Fund is received in proper form before 2:45 p.m. (Eastern time), you will receive dividends for that day.

Methods for Purchasing Shares
You may purchase Class Y-2 shares through the Funds' transfer agent, through the Funds' distributor or through arrangements with a broker-dealer, financial advisor or other financial institution.

 . Through a Financial Institution. You may purchase shares through a broker-dealer, financial advisor or other financial institution through procedures established with that institution. Confirmations of share purchases will be sent to the institution.

 . By Mail. You may open an account directly through the Funds' transfer agent by completing, signing and mailing an account application form and a check or other negotiable bank draft (payable to The Munder Funds) to: The Munder Funds, c/o PFPC, P.O. Box 9701, Providence, RI 02940, or by overnight delivery to The Munder Funds, c/o PFPC, 4400 Computer Drive, Westborough, MA 01581. You can obtain an account application form by calling (800) 438-5789. For additional investments, send a letter identifying the Fund and share class you wish to purchase, your name and your account number with a check to the address listed above. We reserve the right to refuse any payment such as temporary checks, credit cards or third-party checks.

 . By Wire. To open a new account, you should call the Funds at (800) 438-5789 to obtain an account number and complete wire instructions prior to wiring any funds. Within seven days of purchase, you must send a completed account application form containing your certified taxpayer identification number to the Funds' transfer agent at The Munder Funds, c/o PFPC, P.O. Box 9701, Providence, RI 02940, or by overnight delivery, to The Munder Funds, c/o PFPC, 4400 Computer Drive, Westborough, MA 01581. Wire instructions must state the Fund name, share class, your registered name and your account number. Your bank wire should be sent through the Federal Reserve Bank Wire System to:

  Boston Safe Deposit and Trust Company
  Boston, MA
  ABA# 011001234
  DDA# 16-798-3
  Account No.:

You may make additional investments at any time using the wire procedures described above. Note that banks may charge fees for transmitting wires.

Redeeming Shares

Redemption Price
We will redeem shares at the NAV next determined after we receive the redemption request in proper form.

Policies for Redeeming Shares
 . Shares held by an institution on behalf of its customers must be redeemed in accordance with instructions and limitations pertaining to the account at that institution.

 . If we receive a redemption order for the Fund before 2:45 p.m. (Eastern time), we will normally wire payment to the redeeming institution on the same business day. If an order for the Fund is received after 2:45 p.m. (Eastern time), payment is normally wired the next business day.


 . If your redemption order is received in proper form before 2:45 p.m. (Eastern time), you will not receive dividends for that day.


Methods for Redeeming Shares
 . You may redeem shares of all Funds through your broker-dealer or financial institution.

Additional Policies For Purchases And Redemptions

 . We consider purchase or redemption orders to be in "proper form" when all required documents are properly completed, signed and received.

 . The Funds reserve the right to reject any purchase order.

 . At any time, the Funds may change any of their purchase or redemption procedures, and may suspend the sale of their shares.

 . The Funds may delay sending redemption proceeds for up to seven days, or longer if permitted by the Securities and Exchange Commission (SEC).

 . To limit Fund expenses, we no longer issue share certificates.

 . A Fund may temporarily stop redeeming shares if:

 L the NYSE is closed;

 L trading on the NYSE is restricted;

 L an emergency exists and a Fund cannot sell its assets or accurately determine the value of its assets; or

 L the SEC orders the Fund to suspend redemptions.

 . If accepted by a Fund, investors may purchase shares of the Fund with securities that the Fund may hold. The advisor will determine if the securities are consistent with the Fund's objectives and policies. If accepted, the securities will be valued the same way the Fund values portfolio securities it already owns. Call the Funds at (800) 438-5789 for more information.

 . The Funds reserve the right to make payment for redeemed shares wholly or in part by giving the redeeming shareholder portfolio securities. The shareholder may pay transaction costs to dispose of these securities.

 . We record all telephone calls for your protection and take measures to identify the caller. As long as the Funds' transfer agent takes reasonable measures to authenticate telephone requests on an investor's account, neither the Funds, the Funds'
 distributor nor the transfer agent will be held responsible for unauthorized transactions.

 . If you purchased shares directly through the Funds' transfer agent, the transfer agent will send you confirmations of the opening of an account and of all subsequent purchases, exchanges or redemptions in the account. Confirmations of transactions effected through an institution will be sent to the institution.

 . Financial institutions are responsible for transmitting orders and payments for their customers on a timely basis.

Distribution Arrangements
-------------------------------------------------------------------------------

12B-1 Fees

The Funds have adopted a Distribution and Service Plan with respect to their Class Y-2 shares that allows each Fund to pay distribution and other fees for the sale of its shares and for services provided to shareholders. Under the plan, the Funds may pay up to 0.25% of the daily net assets of Class Y-2 shares to pay for certain shareholder services provided by institutions that have agreements with the Funds' or their service providers to provide such services. The Funds may also pay up to 0.75% of the daily net assets of the Class Y-2 shares to finance activities relating to the distribution of its shares.


Because the fees are paid out of each Fund's assets on an on-going basis, over time these fees will increase the cost of an investment in a Fund and may cost a shareholder more than paying other types of sales charges.

Other Information

In addition to paying 12b-1 fees, the Funds may pay to banks, broker-dealers, financial advisors or other financial institutions fees for sub-administration, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus or other group accounts.

The Funds' service providers, or any of their affiliates may, from time to time, make these types of payments or payments for other shareholder services or distribution, out of their own resources and without additional cost to the Funds or their shareholders.

Please note that Comerica Bank (Imperial Bank), an affiliate of the advisor, receives a fee from the Funds for providing shareholder services to its customers who own shares of the Funds.

Pricing Of Fund Shares
--------------------------------------------------------------------------------

Each Fund's NAV is calculated on each day the NYSE is open. NAV is the value of a single share of a Fund. NAV for Class Y-2 shares is calculated by (1) taking the current market value of a Fund's total assets allocated to that class of shares, (2) subtracting the liabilities and expenses charged to that class, and
(3) dividing that amount by the total number of shares of that class outstanding.

The Funds calculate NAV as of 3:00 p.m. (Eastern time) and as of the close of regular trading on the NYSE, normally 4:00 p.m., (Eastern time). In determining a Fund's NAV, securities are valued at amortized cost, which is approximately equal to market value. If the NYSE closes early, the Funds will accelerate their calculation of NAV and transaction deadlines to that time.

Distributions
--------------------------------------------------------------------------------

As a shareholder, you are entitled to your share of a Fund's net income and gains on its investments. Each Fund passes substantially all of its earnings along to its shareholders as distributions. When a Fund earns dividends from stocks and interest from debt securities and distributes these earnings to shareholders, it is called a dividend distribution. A Fund realizes capital gains when it sells securities for a higher price than it paid. When these gains are distributed to shareholders, it is called a capital gain distribution.

Dividend distributions are declared daily and paid monthly.

Each Fund distributes its net realized capital gains, if any, at least annually.

It is possible that a Fund may make a distribution in excess of the Fund's earnings and profits. You will treat such a distribution as a return of capital which is applied against and reduces your basis in your shares. You will treat the excess of any such distribution over your basis in your shares as gain from a sale or exchange of the shares.

Each Fund will pay distributions in additional shares of that Fund. If you wish to receive distributions in cash, either indicate this request on your account application form or notify the Funds by calling (800) 438-5789.

Federal Tax Considerations
--------------------------------------------------------------------------------

Investments in a Fund may have tax consequences that you should consider. This section briefly describes some of the more common federal tax consequences. A more detailed discussion about the tax treatment of distributions from the Funds and about other potential tax liabilities, including backup withholding for certain taxpayers and about tax aspects of dispositions of shares of the Funds, is contained in the Statement of Additional Information. You should consult your tax advisor about your own particular tax situation.

Taxes On Distributions

You will generally have to pay federal income tax on all Fund distributions. Distributions will be taxed in the same manner whether you receive the distributions in cash or in additional shares of the Fund. Shareholders not subject to tax on their income, generally will not be required to pay any tax on distributions.

Distributions that are derived from net long-term capital gains generally will be taxed as long-term capital gains. Dividend distributions and short-term capital gains generally will be taxed as ordinary income. The tax you pay on a given capital gains distribution generally depends on how long the Fund held the portfolio securities it sold. It does not depend on how long you held your Fund shares.

Distributions are generally taxable to you in the tax year in which they are paid, with one exception: distributions declared in October, November or December, but not paid until January of the following year, are taxed as though they were paid on December 31 in the year in which they were declared.

Shareholders generally are required to report all Fund distributions on their federal income tax returns. Each year the Funds will send you information detailing the amount of ordinary income and capital gains paid to you for the previous year.

Taxes On Sales

If you sell shares of a Fund, you generally will be subject to tax on any taxable gain. Your taxable gain is computed by subtracting your tax basis in the shares from the redemption proceeds. Because your tax basis depends on the original purchase price and on the price at which any dividends may have been reinvested, you should be sure to keep account statements so that you or your tax preparer will be able to determine whether a sale will result in a taxable gain.

Other Considerations

If you buy shares of a Fund just before the Fund makes any distribution, you will pay the full price for the shares and then receive back a portion of the money you have just invested in the form of a taxable distribution.

If you have not provided complete, correct taxpayer information by law, the Funds must withhold a portion of your distributions and redemption proceeds to pay federal income taxes.

Management
--------------------------------------------------------------------------------

Investment Advisor

Munder Capital Management ("MCM"), 480 Pierce Street, Birmingham, Michigan 48009 is the investment advisor of the Funds. As of June 30, 2001, MCM and its subsidiary affiliate had approximately $37.8 billion in assets under management, of which $23.1 billion were invested in equity securities, $7.1 billion were invested in money market or other short-term instruments, $5.9 billion were invested in other fixed income securities, and $1.7 billion were invested in balanced investments.

The advisor provides overall investment management for the Funds; provides research and credit analysis and is responsible for all purchases and sales of portfolio securities.

For the fiscal year ended December 31, 2000, the Money Market Fund paid an advisory fee at an annual rate based on the average daily net assets of the Fund (after waivers) of 0.17%. Because MCM contractually agreed to waive a portion of its fees for the Money Market Fund, the payment shown above is less than the contractual advisory fee of 0.20% of the Fund's average daily net assets.

MCM is entitled to receive an annual fee equal to 0.20% of the average daily net assets of the Government Money Market Fund. MCM has contractually agreed to waive a portion of its fee for the Government Money Market Fund. Please see the section entitled "Fees and Expenses."

More information about the Funds is available free upon request, including the following:


ANNUAL/SEMI-ANNUAL REPORTS

You will receive unaudited semi-annual reports and audited annual reports on a regular basis from the Funds. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected a Fund's performance during its last fiscal year. In addition, you will also receive updated prospectuses or supplements to this prospectus.

STATEMENT OF ADDITIONAL INFORMATION

Provides more details about a Fund and its policies. A current Statement of Additional Information is on file with the Securities and Exchange Commission and is incorporated by reference (is legally considered part of this prospectus).


To Obtain Information

BY TELEPHONE
Call 1-800-438-5789

BY MAIL

Write to:
The Munder Funds
c/o PFPC
P.O. Box 9701
Providence, RI 02940-9701

BY OVERNIGHT DELIVERY TO

The Munder Funds
c/o PFPC
4400 Computer Drive
Westborough, MA 01581

ON THE INTERNET

Text-only versions of fund documents can be viewed online or downloaded from:

          SECURITIES AND EXCHANGE COMMISSION
          http:/www.sec.gov

You can also obtain copies by visiting the Securities and Exchange Commission's Public Reference Room in Washington, D.C. (phone 1-202-942-8090) or by sending your request and a duplicating fee to the Securities and Exchange Commission's Public Reference Section, Washington, D.C. 20459-0102. You may also obtain information after paying a duplicating fee, by electronic request at publicinfo@sec.gov

You may also find more information about the Funds on the Internet at: http://www.munderfunds.com. This website is not considered part of the
                                            ---
prospectus.

PROGVTMNYY-2801
Sec File Number: 811-4038

                                                                      Prospectus

                                                                CLASS Y-3 SHARES

                                                                   July 31, 2001


[LOGO]  MUNDERFUNDS
        BE FOCUSED
                                             The Munder Institutional Government
                                                               Money Market Fund

                                      The Munder Institutional Money Market Fund








                As with all mutual funds, the Securities and Exchange Commission does not guarantee that the information in this prospectus is accurate or complete, nor has it approved or disapproved these securities. It is a criminal offense to state otherwise.

Table Of Contents


  2  Risk/Return Summary
  5  Fees and Expenses

  6  More About The Funds
     Principal Investment Strategies and Risks
     Other Investment Strategies and Risks

  9  Your Investment
  9  How To Reach The Funds
  9  Purchasing Shares
 10  Redeeming Shares
 10  Additional Policies For Purchases and Redemptions

 11  Distribution Arrangements
 11  12b-1 Fees
 11  Other Information

 12  Pricing of Fund Shares

 12  Distributions

 13  Federal Tax Considerations
 13  Taxes On Distributions
 13  Taxes On Sales
 13  Other Considerations

 14  Management
 14  Investment Advisor


Back Cover For Additional Information

Risk/Return Summary
--------------------------------------------------------------------------------
This Risk/Return Summary briefly describes the goals and principal investment strategies of the Funds and the principal risks of investing in the Funds. For further information on these and the Funds' other investment strategies and risks, please read the section entitled "More About The Funds".

Unless otherwise noted, all goals of the Funds are non-fundamental and may be changed by the Funds' Board of Directors without shareholder approval.

Government Money Market Fund

Goal

The Fund's goal is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal.

Principal Investment Strategies

The Fund invests in U.S. dollar-denominated money market instruments issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and enters into repurchase agreements fully collateralized by U.S. Government securities.

The Fund's investments may include variable and floating rate securities.

Principal Risks

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund is subject to the following principal investment risk:

 . Interest Rate Risk. An increase in prevailing interest rates will cause fixed income securities held by the Fund to decline in value. Longer term bonds are generally more sensitive to interest rate changes than shorter term bonds. Generally, the longer the average maturity of the bonds held by the Fund, the more the Fund's share price will fluctuate in response to interest rate changes.

Performance

As of the date of this prospectus, the Fund has not commenced operations and, therefore, does not have annual returns for a full calendar year. For this reason, a bar chart and performance table showing performance information and information on the Fund's best and worst calendar quarters is not provided in this prospectus.

You may call 1-800-438-5789 to obtain the Fund's current 7-day yield. Please specify the Institutional Government Money Market Fund when requesting yield information.

Money Market Fund
--------------------------------------------------------------------------------
Goal

The Fund's goal is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal.

Principal Investment Strategies

The Fund invests in U.S. dollar- denominated money market securities, including U.S. Government securities, bank obligations, commercial paper and repurchase agreements.

The Fund may also invest in guaranteed investment contracts and asset-backed securities, and engage in securities lending.

Principal Risks

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund is subject to the following principal investment risks:

 . Credit (or Default) Risk. An issuer of a security may default on its payment obligations. Also, an issuer may suffer adverse changes in its financial condition that could lower the credit quality of a security, leading to greater volatility in the price of the security and in shares of the Fund. A change in the quality rating of a bond can affect the bond's liquidity and make it more difficult for the Fund to sell.

 . Interest Rate Risk. An increase in prevailing interest rates will cause fixed income securities held by the Fund to decline in value. Longer term bonds are generally more sensitive to interest rate changes than shorter term bonds. Generally, the longer the average maturity of the bonds held by the Fund, the more the Fund's share price will fluctuate in response to interest rate changes.

 . Prepayment Risk. The Fund may experience losses when an issuer exercises its right to pay principal on an obligation held by the Fund (such as a mortgage-backed security) earlier than expected. This may happen during a period of declining interest rates. Under these circumstances, the Fund may be unable to recoup all of its initial investment and will suffer from having to reinvest in lower yielding securities. The loss of higher yielding securities and the reinvestment at lower interest rates can reduce the Fund's income, total return and share price.

Performance

The bar chart and table below give some indication of the risk of an investment in the Fund. The bar chart shows the Fun's performance for each calendar year since inception. The table shows the Fund's average annual total returns for different calendar periods over the life of the Fund.

Because Class Y-3 Shares do not have any performance history, the annual returns in the bar chart, the best quarter and worst quarter returns and the average annual total return chart are those of the Fund's Class Y Shares, which are not offered in this prospectus. Class Y shares are not subject to any distribution or shareholders servicing fees. Class Y-3 Shares are subject to a 1.00% distribution and service fee. Please see the section entitled "Fees and Expenses." Performance for Class Y-3 Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and have the same portfolio management. Because of different fees and expenses, performance of each class will differ.


When you consider this information, please remember the Fund's performance in past years is not necessarily an indication of how the Fund will perform in the future.

Money Market Fund Class Y

Calendar Year Total Return

                                          Average Annual Total Return
                                          (For periods ended December 31,
                                          2000)
                                          -------------------------------------

                                               Since
                                             Inception
                                  1 Year (January 4, 1999)
                                          ----------------
                         Class Y   6.44%       5.79%

                                          You may call 1-800-438-5789 to
                                          obtain the Fund's current 7-day
                                          yield. Please specify the
                                          Institutional Money Market Fund when
                                          requesting yield information.
[BAR CHART]
                                   2000 6.44%

Best and Worst Quarterly Performance
(During the periods shown above)

Best Quarter:                         4th Qtr 2000
              1.67%
Worst Quarter:                        1st Qtr 2000
              1.43%

Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy and hold Class Y-3 shares of the Funds. Please note the following information does not include fees that institutions may charge for services they provide to you.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchase............................ None
Maximum Deferred Sales Charge (Load)....................................... None
Sales Charge (Load) Imposed on Reinvested Dividends........................ None
Redemption Fees............................................................ None
Exchange Fees.............................................................. None

Annual Fund Operating Expenses                              Government  Money
(expenses that are paid from Fund assets)                  Money Market Market
as a % of net assets                                           Fund      Fund
---------------------------------------------------------- ------------ ------
Management Fees (1).......................................     0.20%     0.20%
Distribution and/or Service (12b-1) Fees (2)..............     1.00%     1.00%
Other Expenses (2)........................................     0.09%     0.11%
                                                              -----     -----
Total Annual Fund Operating Expenses......................     1.29%     1.31%
                                                              -----     -----
Less Fee Waiver (1).......................................    (0.08)%   (0.08)%
                                                              -----     -----
Net Expenses..............................................     1.21%     1.23%
                                                              =====     =====

--------
(1) The advisor to the Government Money Market Fund and the Money Market Fund has contractually agreed to reduce the management fee for each Fund from 0.20% to 0.12% through April 30, 2002, or the effective date of the Funds' next annual registration statement update, whichever is sooner.
(2) Other Expenses for the Government Money Market Fund are based on estimated amounts for the current fiscal year. The advisor has voluntarily agreed to reimburse operating expenses to keep the Fund's other expenses at a specified level. The distributor has voluntarily agreed to limit the 12b-1 fees for each of the Funds to 0.695%. The advisor may eliminate all or part the expense reimbursement and the distributor may eliminate all or part of the 12b-1 fee limitation at any time. Because of the 12b-1 fee limitation, the expense reimbursement and the contractual management fee waiver, Distribution and/or Service (12b-1) Fees, Other Expenses and Total Annual Fund Operating Expenses for each of the Funds for the current fiscal year are expected to be 0.695%, 0.00% and 0.815%, respectively.

Example
This example is intended to help you compare the cost of investing in the Funds to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in a Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that a Fund's operating expenses remain the same as shown in the table above and that all dividends and distributions are reinvested. Although your actual costs and the return on your investment may be higher or lower, based on these assumptions your costs would be:

                                                 1 Year 3 Years 5 Years 10 Years
                                                 ------ ------- ------- --------
Government Money Market Fund....................  $132   $411      --        --
Money Market Fund...............................  $134   $418    $722    $1,587

More About The Funds
--------------------------------------------------------------------------------

The Funds' principal strategies and risks are summarized above in the section entitled Risk/Return Summary. Below is further information about the Funds' principal investments. The Funds may also use strategies and invest in securities described in the Statement of Additional Information.

Each Fund has specific investment policies and procedures designed to maintain a constant $1.00 net asset value per share. Each Fund complies with rules of the Securities and Exchange Commission, which impose certain liquidity, maturity and diversification requirements. A Fund's investments must have remaining maturities of 397 days or less and the average maturity of a Fund's investments must be 90 days or less.

Government Money Market Fund

Principal Investment Strategies And Risks

Money Market Securities. The Fund invests in money market securities, which are high quality, short-term debt securities that pay a fixed, variable or floating rate of interest. Securities are often specifically structured so that they are eligible investments for a money market fund. For example, in order to satisfy the maturity restrictions for a money market fund, some money market securities have demand or put features which have the effect of shortening the security's maturity.


U.S. Government Securities. The Fund invests in U.S. Government securities, which are high-quality securities issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. Government. U.S. Government securities may be backed by the full faith and credit of the U.S. Treasury, the right to borrow from the U.S. Treasury, or the agency or instrumentality issuing or guaranteeing the security.

Repurchase Agreements. The Fund may buy securities with the understanding that the seller will buy them back with interest at a later date. If the seller is unable to honor its commitment to repurchase the securities, the Fund could lose money.

Variable and Floating Rate Securities. Variable and floating rate securities have interest rates that are periodically adjusted either at set intervals or that float at a margin above a generally recognized index rate. These securities exhibit greater price variations than fixed-rate securities.

Other Investment Strategies And Risks

Zero Coupon Bonds. These are securities issued at a discount from their face value because interest payments are typically postponed until maturity. The market prices of zero coupon bonds generally are more volatile than the market prices of interest-bearing securities and are likely to respond to a greater degree to changes in interest rates than interest-bearing securities having similar maturities and credit quality. The Fund's investments in zero coupon bonds may require the Fund to sell some of its portfolio securities to generate sufficient cash to satisfy certain income distribution requirements.

Stripped Securities. These securities are issued by the U.S. Government (or agency or instrumentality). They entitle the holder to receive either interest payments or principal payments that have been "stripped" from a debt obligation. These obligations include participations in trusts that hold U.S. Treasury or agency securities. Stripped securities are very sensitive to changes in interest rates and to the rate of principal repayments.

When-Issued Securities, Delayed Delivery Transactions and Forward Commitments. A purchase of "when-issued" securities refers to a transaction made conditionally because the securities, although authorized, have not yet been issued. A delayed delivery or forward commitment transaction involves a contract to purchase or sell securities for a fixed price at a future date beyond the customary settlement period. Purchasing or selling securities on a when-issued, delayed delivery or forward commitment basis involved the risk that the value of the securities may change by the time they are actually issued or delivered. These transactions also involve the risk that the seller may fail to deliver the security or cash on the settlement date.

Securities Lending. The Fund may seek additional income by lending portfolio securities to qualified institutions. By reinvesting any cash collateral it receives in these transactions, the Fund could realize additional gains or losses. If the borrower fails to return the securities and the invested collateral has declined in value, the Fund could lose money.

Borrowing and Reverse Repurchase Agreements. The Fund can borrow money from banks and enter into reverse repurchase agreements with banks and other financial institutions. Reverse repurchase agreements involve the sale of securities held by the Fund subject to the Fund's agreement to repurchase them at a mutually agreed upon date and price (including interest). The Fund may borrow money in an amount up to 5% of its assets for temporary emergency purposes and in an amount up to 33 1/3% of its assets to meet redemptions. Borrowings and reverse repurchase agreements by the Fund may involve leveraging. If the securities held by the Fund decline in value while these transactions are outstanding, the Fund's net asset value will decline in value by proportionately more than the decline in the value of the securities. In addition, reverse repurchase agreements involve the risks that the interest income earned by the Fund (from the investment of the proceeds) will be less than the interest expense of the transaction, that the market value of the securities sold by the Fund will decline below the price of the Fund is obligated to pay to repurchase the securities, and that the securities may not be returned to the Fund.


Money Market Fund

Principal Investment Strategies And Risks

Money Market Securities. The Fund invests in money market securities, which are high quality, short-term debt securities that pay a fixed, variable or floating rate of interest. Securities are often specifically structured so that they are eligible investments for a money market fund. For example, in order to satisfy the maturity restrictions for a money market fund, some money market securities have demand or put features which have the effect of shortening the security's maturity. Money market securities include certificates of deposit, bankers' acceptances, bank time deposits, notes, commercial paper and U.S. Government securities.


U.S. Government Securities. The Fund invests in U.S. Government securities, which are high-quality securities issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. Government. U.S. Government securities may be backed by the full faith and credit of the U.S. Treasury, the right to borrow from the U.S. Treasury, or the agency or instrumentality issuing or guaranteeing the security.

Repurchase Agreements. The Fund may buy securities with the understanding that the seller will buy them back with interest at a later date. If the seller is unable to honor its commitment to repurchase the securities, the Fund could lose money.

Other Investment Strategies And Risks

Foreign Securities. The Fund may invest in U.S. dollar denominated money market securities of foreign issuers, which include securities issued by foreign companies and foreign governments and their agencies, instrumentalities or political subdivisions and supranational organizations. Investments by the Fund in foreign securities involve risks in addition to those of U.S. securities. Foreign securities are generally more volatile and less liquid than U.S. securities, in part because of higher political and economic risks and because there is less public information available about foreign companies.

Guaranteed Investment Contracts. The Fund invests in guaranteed investment contracts. Guaranteed investment contracts are agreements of the Fund to make payments, generally to an insurance company's general account, in exchange for a minimum level of interest based on an index. Guaranteed investment contracts are considered illiquid investments and are acquired subject to the Fund's limitation on illiquid investments.

Asset-Backed Securities. Subject to applicable maturity and credit criteria, the Fund may purchase securities backed by mortgages, installment sales contracts, credit card receivables or other assets. Mortgage-backed securities carry additional risks. The price and yield of these securities typically assume that the securities will be redeemed at a given time before maturity. When interest rates fall substantially, these securities are generally redeemed early because the underlying mortgages are often prepaid. In that case the Fund would have to reinvest the money at a lower rate. In addition, the price or yield of mortgage-backed securities may fall if they are redeemed later than expected.

Variable and Floating Rate Securities. Variable and floating rate securities have interest rates that are periodically adjusted either at set intervals or that float at a margin above a generally recognized index rate. These securities exhibit greater price variations than fixed-rate securities.

Securities Lending. The Fund may seek additional income by lending portfolio securities to qualified institutions. By reinvesting any cash collateral it receives in these transactions, the Fund could realize additional gains or losses. If the borrower fails to return the securities and the invested collateral has declined in value, the Fund could lose money.

Your Investment
--------------------------------------------------------------------------------

This section describes how to do business with the Funds.

How To Reach The Funds

By telephone:
           1-800-438-5789
           Call for shareholder services.

By mail:   The Munder Funds
           c/o PFPC
           P.O. Box 9701
           Providence, RI 02940

By overnight delivery:
           The Munder Funds
           c/o PFPC
           4400 Computer Drive
           Westborough, MA 01581

Purchasing Shares

Who May Purchase Shares
The following persons may purchase shares of the Funds:

 . fiduciary and discretionary accounts of institutions;
 . high net worth individuals approved by the advisor;
 . institutional investors (including: banks, savings institutions; credit unions and other financial institutions; corporations; foundations; partnerships; pension and profit sharing; employee benefit plans and trusts and insurance companies; investment companies; investment advisors; broker-dealers and other financial advisors acting for their own accounts or for the accounts of their clients);
 . directors, trustees, officers and employees of the Munder Funds, the advisor or the Fund's distributor;
 . the advisor's investment advisory clients;
 . family members of employees of the advisor.

Purchase Price of Shares
Class Y-3 shares of the Funds are sold at the net asset value per share (NAV) next determined after a purchase order is received in proper form.

Brokers-dealers or financial advisors (other than the Funds' distributor) may charge you a fee for shares you purchase through them.

Policies for Purchasing Shares

Minimum Initial Investment
The minimum initial investment for the Funds is $100,000.

There is no minimum for additional investments.

Timing of Orders

 . Purchase orders must be received by the Funds' distributor, transfer agent or authorized dealer before the close of regular trading on the New York Stock Exchange (NYSE) (normally, 4:00 p.m. Eastern time). Purchase orders received after that time will be accepted on the next business day.

 . If your purchase order and payment for a Fund is received in proper form before 2:45 p.m. (Eastern time), you will receive dividends for that day.

Methods for Purchasing Shares
You may purchase Class Y-3 shares through the Funds' transfer agent, through the Funds' distributor or through arrangements with a broker-dealer, financial advisor or other financial institution.

 . Through a Financial Institution. You may purchase shares through a broker-dealer, financial advisor or other financial institution through procedures established with that institution. Confirmations of share purchases will be sent to the institution.

 . By Mail. You may open an account directly through the Funds' transfer agent by completing, signing and mailing an account application form and a check or other negotiable bank draft (payable to The Munder Funds) to: The Munder Funds, c/o PFPC, P.O. Box 9701, Providence, RI 02940, or by overnight delivery to The Munder Funds, c/o PFPC, 4400 Computer Drive, Westborough, MA 01581. You can obtain an account application form by calling (800) 438-5789. For additional investments, send a letter identifying the Fund and share class you wish to purchase, your name and your account number with a check to the address listed above. We reserve the right to refuse any payment such as temporary checks, credit cards or third-party checks.

 . By Wire. To open a new account, you should call the Funds at (800) 438-5789 to obtain an account number and complete wire instructions prior to wiring any funds. Within seven days of purchase, you must send a completed account application form containing your certified taxpayer identification number to the Funds' transfer agent at The Munder Funds, c/o PFPC, P.O. Box 9701, Providence, RI 02940, or by overnight delivery, to The Munder Funds, c/o PFPC, 4400 Computer Drive, Westborough, MA 01581. Wire instructions must state the Fund name, share class, your registered name and your account number. Your bank wire should be sent through the Federal Reserve Bank Wire System to:

  Boston Safe Deposit and Trust Company
  Boston, MA
  ABA# 011001234
  DDA# 16-798-3
  Account No.:

You may make additional investments at any time using the wire procedures described above. Note that banks may charge fees for transmitting wires.

Redeeming Shares

Redemption Price
We will redeem shares at the NAV next determined after we receive the redemption request in proper form.

Policies for Redeeming Shares
 . Shares held by an institution on behalf of its customers must be redeemed in accordance with instructions and limitations pertaining to the account at that institution.

 . If we receive a redemption order for the Fund before 2:45 p.m. (Eastern time), we will normally wire payment to the redeeming institution on the same business day. If an order for the Fund is received after 2:45 p.m. (Eastern time), payment is normally wired the next business day.


 . If your redemption order is received in proper form before 2:45 p.m. (Eastern time), you will not receive dividends for that day.


Methods for Redeeming Shares
 . You may redeem shares of all Funds through your broker-dealer or financial institution.

Additional Policies For Purchases And Redemptions

 . We consider purchase or redemption orders to be in "proper form" when all required documents are properly completed, signed and received.

 . The Funds reserve the right to reject any purchase order.

 . At any time, the Funds may change any of their purchase or redemption procedures, and may suspend the sale of their shares.

 . The Funds may delay sending redemption proceeds for up to seven days, or longer if permitted by the Securities and Exchange Commission (SEC).

 . To limit Fund expenses, we no longer issue share certificates.

 . A Fund may temporarily stop redeeming shares if:

 L the NYSE is closed;
 L trading on the NYSE is restricted;
 L an emergency exists and a Fund cannot sell its assets or accurately determine the value of its assets; or
 L the SEC orders the Fund to suspend redemptions.

 . If accepted by a Fund, investors may purchase shares of the Fund with securities that the Fund may hold. The advisor will determine if the securities are consistent with the Fund's objectives and policies. If accepted, the securities will be valued the same way the Fund values portfolio securities it already owns. Call the Funds at (800) 438-5789 for more information.

 . The Funds reserve the right to make payment for redeemed shares wholly or in part by giving the redeeming shareholder portfolio securities. The shareholder may pay transaction costs to dispose of these securities.

 . We record all telephone calls for your protection and take measures to identify the caller. As long as the Funds' transfer agent takes reasonable measures to authenticate telephone requests on an investor's account, neither the Funds, the Funds' distributor nor the transfer agent will be held responsible for unauthorized transactions.

 . If you purchased shares directly through the Funds' transfer agent, the transfer agent will send you confirmations of the opening of an account and of all subsequent purchases, exchanges or redemptions in the account. Confirmations of transactions effected through an institution will be sent to the institution.

 . Financial institutions are responsible for transmitting orders and payments for their customers on a timely basis.

Distribution Arrangements
--------------------------------------------------------------------------------

12B-1 Fees

The Funds have adopted a Distribution and Service Plan with respect to their Class Y-3 shares that allows each Fund to pay distribution and other fees for the sale of its shares and for services provided to shareholders. Under the plan, the Funds may pay up to 0.25% of the daily net assets of Class Y-3 shares to pay for certain shareholder services provided by institutions that have agreements with the Funds' or their service providers to provide such services. The Funds may also pay up to 0.75% of the daily net assets of the Class Y-3 shares to finance activities relating to the distribution of its shares.


Because the fees are paid out of each Fund's assets on an on-going basis, over time these fees will increase the cost of an investment in a Fund and may cost a shareholder more than paying other types of sales charges.

Other Information

In addition to paying 12b-1 fees, the Funds may pay to banks, broker-dealers, financial advisors or other financial institutions fees for sub-administration, sub-transfer agency and other shareholder services associated with shareholders whose share are held of record in omnibus or other group accounts.

The Funds' service providers, or any of their affiliates may, from time to time, make these types of payments or payments for other shareholder services or distribution, out of their own resources and without additional cost to the Funds or their shareholders.

Please note that Comerica Bank [Imperial Bank], an affiliate of the advisor, receives a fee from the Funds for providing shareholder services to its customers who own shares of the Funds.

Pricing Of Fund Shares
--------------------------------------------------------------------------------
Each Fund's NAV is calculated on each day the NYSE is open. NAV is the value of a single share of a Fund. NAV for Class Y-3 shares is calculated by (1) taking the current market value of a Fund's total assets allocated to that class of shares, (2) subtracting the liabilities and expenses charged to that class, and
(3) dividing that amount by the total number of shares of that class outstanding.

The Funds calculate NAV as of 3:00 p.m. (Eastern time) and as of the close of regular trading on the NYSE, normally 4:00 p.m., (Eastern time). In determining a Fund's NAV, securities are valued at amortized cost, which is approximately equal to market value. If the NYSE closes early, the Funds will accelerate their calculation of NAV and transaction deadlines to that time.

Distributions
--------------------------------------------------------------------------------
As a shareholder, you are entitled to your share of a Fund's net income and gains on its investments. Each Fund passes substantially all of its earnings along to its shareholders as distributions. When a Fund earns dividends from stocks and interest from debt securities and distributes these earnings to shareholders, it is called a dividend distribution. A Fund realizes capital gains when it sells securities for a higher price than it paid. When these gains are distributed to shareholders, it is called a capital gain distribution.

Dividend distributions are declared daily and paid monthly.

Each Fund distributes its net realized capital gains, if any, at least annually.

It is possible that a Fund may make a distribution in excess of the Fund's earnings and profits. You will treat such a distribution as a return of capital which is applied against and reduces your basis in your shares. You will treat the excess of any such distribution over your basis in your shares as gain from a sale or exchange of the shares.

Each Fund will pay distributions in additional shares of that Fund. If you wish to receive distributions in cash, either indicate this request on your account application form or notify the Funds by calling (800) 438-5789.

Federal Tax Considerations
--------------------------------------------------------------------------------

Investments in a Fund may have tax consequences that you should consider. This section briefly describes some of the more common federal tax consequences. A more detailed discussion about the tax treatment of distributions from the Funds and about other potential tax liabilities, including backup withholding for certain taxpayers and about tax aspects of dispositions of shares of the Funds, is contained in the Statement of Additional Information. You should consult your tax advisor about your own particular tax situation.

Taxes On Distributions

You will generally have to pay federal income tax on all Fund distributions. Distributions will be taxed in the same manner whether you receive the distributions in cash or in additional shares of the Fund. Shareholders not subject to tax on their income, generally will not be required to pay any tax on distributions.

Distributions that are derived from net long-term capital gains generally will be taxed as long-term capital gains. Dividend distributions and short-term capital gains generally will be taxed as ordinary income. The tax you pay on a given capital gains distribution generally depends on how long the Fund held the portfolio securities it sold. It does not depend on how long you held your Fund shares.

Distributions are generally taxable to you in the tax year in which they are paid, with one exception: distributions declared in October, November or December, but not paid until January of the following year, are taxed as though they were paid on December 31 in the year in which they were declared.

Shareholders generally are required to report all Fund distributions on their federal income tax returns. Each year the Funds will send you information detailing the amount of ordinary income and capital gains paid to you for the previous year.

Taxes On Sales

If you sell shares of a Fund, you generally will be subject to tax on any taxable gain. Your taxable gain is computed by subtracting your tax basis in the shares from the redemption proceeds. Because your tax basis depends on the original purchase price and on the price at which any dividends may have been reinvested, you should be sure to keep account statements so that you or your tax preparer will be able to determine whether a sale will result in a taxable gain.

Other Considerations

If you buy shares of a Fund just before the Fund makes any distribution, you will pay the full price for the shares and then receive back a portion of the money you have just invested in the form of a taxable distribution.

If you have not provided complete, correct taxpayer information by law, the Funds must withhold a portion of your distributions and redemption proceeds to pay federal income taxes.

Management
--------------------------------------------------------------------------------
Investment Advisor

Munder Capital Management ("MCM"), 480 Pierce Street, Birmingham, Michigan 48009 is the investment advisor of the Funds. As of June 30, 2001, MCM and its subsidiary affiliate had approximately $37.8 billion in assets under management, of which $23.1 billion were invested in equity securities, $7.1 billion were invested in money market or other short-term instruments, $5.9 billion were invested in other fixed income securities, and $1.7 billion were invested in balanced investments.

The advisor provides overall investment management for the Funds; provides research and credit analysis and is responsible for all purchases and sales of portfolio securities.

For the fiscal year ended December 31, 2000, the Money Market Fund paid an advisory fee at an annual rate based on the average daily net assets of the Fund (after waivers) of 0.17%. Because MCM contractually agreed to waive a portion of its fees for the Money Market Fund, the payment shown above is less than the contractual advisory fee of 0.20% of the Fund's average daily net assets.

MCM is entitled to receive an annual fee equal to 0.20% of the average daily net assets of the Government Money Market Fund. MCM has contractually agreed to waive a portion of its fee for the Government Money Market Fund. Please see the section entitled "Fees and Expenses."

More information about the Funds is available free upon request, including the following:

ANNUAL/SEMI-ANNUAL REPORTS

You will receive unaudited semi-annual reports and audited annual reports on a regular basis from the Funds. In the Funds' annual report you will find a discussion of the market conditions and investment strategies that significantly affected a Fund's performance during its last fiscal year. In addition, you will also receive updated prospectuses or supplements to this prospectus.

STATEMENT OF ADDITIONAL INFORMATION

Provides more details about a Fund and its policies. A current Statement of Additional Information is on file with the Securities and Exchange Commission and is incorporated by reference (is legally considered part of this prospectus).

To Obtain Information

BY TELEPHONE
Call 1-800-438-5789

BY MAIL

Write to:
The Munder Funds
c/o PFPC
P.O. Box 9701
Providence, RI 02940-9701

BY OVERNIGHT DELIVERY TO:

The Munder Funds
c/o PFPC
4400 Computer Drive
Westborough, MA 01581

ON THE INTERNET

Text-only version of fund documents can be viewed online or downloaded from:

     SECURITIES AND EXCHANGE COMMISSION
     http://www.sec.gov

You call also obtain copies by visiting the Securities and Exchange Commission's Public Reference Room in Washington, D.C. (phone 1-202-942-8090) or by sending your request and a duplicating fee to the Securities and Exchange Commission's Public Reference Section, Washington, D.C. 20549-0102. You may also obtain information, after paying a duplicating fee, by electronic request at: publicinfo@sec.gov.

You may also find more information about the Funds on the Internet at: http://www.munderfunds.com. This website is not considered part of the
                                            ---
prospectus.


PROGVTMNYY-3801

SEC FILE NUMBER: 811-4038